AXP(SM)
                                                                  Innovations
                                                                         Fund
                                                       2000 SEMIANNUAL REPORT

(icon of) ruler


American Express (R) Fund

AXP Innovations Fund seeks to provide shareholders with long-term capital growth.

Focusing on the Future

It's been said that the only constant in the world is change. Consider, for example, developments in technology, which have transformed how we communicate, learn, conduct business ... in short, how the world works. AXP Innovations Fund taps into change by investing in companies that are on the cutting edge of providing products and services that, before long, may become fundamental in our lives.

CONTENTS

From the Chairman                          3
From the Portfolio Manager                 4
Fund Facts                                 6
The 10 Largest Holdings                    7
Financial Statements (Fund)                8
Notes to Financial Statements (Fund)      11
Financial Statements (Portfolio)          17
Notes to Financial Statements (Portfolio) 20
Investments in Securities                 24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,


Arne H. Carlson

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager
Despite a steep sell-off in technology-related stocks last spring, AXP Innovations Fund enjoyed an uncommonly strong gain during the past six months. For the first half of the fiscal year -- November 1999 through April 2000 -- the Fund's Class A shares returned 71.33% (excluding the sales charge).

It was feast or famine for the stock market and the Fund during the period, as investors went through mood swings induced by changing perceptions regarding the outlook for corporate profits, inflation and interest rates. Monthly gains reached as high as last February's 35%, which was followed in April by a loss of more than 16%. Overall, though, the ups clearly outweighed the downs.

Much of the volatility resulted from the Fund's heavy emphasis on technology and telecommunications services/equipment stocks. But when they were good, they were very good. Several holdings, some of which are Internet-related, doubled and even tripled in value during the six months.

IPOS ENHANCE RESULTS
There was considerable initial public offering (IPO) activity during the six months, and the Fund took part in a number of them. In some cases, I sold the stocks quickly for a profit; other times, I held the shares based on a positive longer-term outlook for the company. In still other cases, I didn't take part in the IPO but bought the stocks later via secondary offerings. On the whole, participation in new stock issues clearly benefited performance. This was also true of the small amount of derivatives -- specifically, put and call options -- I employed to establish or eliminate positions in relatively illiquid stocks.

Although the overall results for the period were gratifying, I think last spring's slump merits some discussion. Already concerned about potentially higher inflation and higher interest rates, many investors were questioning whether the stunning run-ups many stocks had experienced could be justified on a sustained basis. Things came to a head in mid-March and culminated in a several-week market slide, with technology-related stocks leading the descent and, in the process, eroding a substantial portion of the Fund's return. It was a classic case of the swift and steep downturns that can accompany the spectacular gains such stocks can produce.

That said, I remain very optimistic about the potential for the technology sector and the Fund. Late in the period, I pared back the portfolio by about 10%, eliminating stocks of companies that appeared most vulnerable to possible sell-offs. While that won't eliminate volatility in the Fund, I think it has put it in a more solid position to participate in the exceptional growth potential that I believe we'll see realized in the years ahead.


Louis Giglio

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                      $ 5.41
Oct. 31, 1999                                                       $11.27
Decrease                                                            $ 5.86

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                         $ 6.39
From capital gains                                                  $ 6.66
Total distributions                                                 $13.05

Total return*                                                      +71.33%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                      $ 4.93
Oct. 31, 1999                                                       $11.02
Decrease                                                            $ 6.09

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                         $ 6.39
From capital gains                                                  $ 6.66
Total distributions                                                 $13.05

Total return*                                                      +70.79%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                      $ 5.39
Oct. 31, 1999                                                       $11.27
Decrease                                                            $ 5.88

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                         $ 6.39
From capital gains                                                  $ 6.66
Total distributions                                                 $13.05

Total return*                                                      +70.70%**

*Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The 10 Largest Holdings

                                       Percent                  Value
                                  (of net assets)      (as of April 30, 2000)
 PMC-Sierra                             5.31%                $5,756,249
 SDL                                    3.60                  3,899,999
 Veritas Software                       3.47                  3,754,296
 VeriSign                               3.09                  3,345,000
 Network Appliance                      3.04                  3,290,219
 Cisco Systems                          3.01                  3,258,422
 Solectron                              2.55                  2,761,938
 Theradyne                              2.34                  2,530,000
 CIENA                                  2.23                  2,410,687
 JDS Uniphase                           2.20                  2,386,250

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart




                           The 10 holdings listed here
                           make up 30.84% of net assets

Financial Statements

Statement of assets and liabilities
AXP Innovations Fund

April 30, 2000 (Unaudited)

Assets
Investments in World Technologies Portfolio (Note 1)                                 $106,390,974
Expense receivable from AEFC                                                                  600
Other prepaid assets                                                                       78,804
                                                                                           ------
Total assets                                                                          106,470,378
                                                                                      -----------
Liabilities
Accrued distribution fee                                                                      935
Accrued transfer agency fee                                                                   450
Accrued administrative services fee                                                           148
Other accrued expenses                                                                     12,244
                                                                                           ------
Total liabilities                                                                          13,777
                                                                                           ------
Net assets applicable to outstanding capital stock                                   $106,456,601
                                                                                     ============
Represented by
Capital stock-- $.01 par value (Note 1)                                              $    200,145
Additional paid-in capital                                                             98,583,658
Net operating loss                                                                         (3,067)
Accumulated net realized gain (loss)                                                     (441,663)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                   8,117,528
                                                                                        ---------
Total -- representing net assets applicable to outstanding capital stock             $106,456,601
                                                                                     ============
Net assets applicable to outstanding shares:              Class A                    $ 87,197,744
                                                          Class B                    $ 19,257,780
                                                          Class Y                    $      1,077
Net asset value per share of outstanding capital stock:   Class A shares  16,106,712 $       5.41
                                                          Class B shares   3,907,559 $       4.93
                                                          Class Y shares         200 $       5.39
                                                                                 --- ------------

See accompanying notes to financial statements.

Statement  of operations
AXP Innovations Fund

Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                   $     1,033
Interest                                                                         76,412
                                                                                 ------
Total income                                                                     77,445
                                                                                 ------
Expenses (Note 2):
Expenses allocated from World Technologies Portfolio                             59,720
Distribution fee
   Class A                                                                        2,242
   Class B                                                                        2,675
Transfer agency fee                                                               3,537
Incremental transfer agency fee
   Class A                                                                          325
   Class B                                                                          135
Service fee-- Class Y                                                                 5
Administrative services fees and expenses                                         4,354
Printing and postage                                                                275
Registration fees                                                                 4,351
Audit fees                                                                        2,125
Other                                                                             1,598
                                                                                  -----
Total expenses                                                                   81,342
   Less expenses voluntarily reimbursed by AEFC (Note 2)                           (600)
                                                                                   ----
                                                                                 80,742
   Earnings credits on cash balances (Note 2)                                      (230)
                                                                                   ----
Total net expenses                                                               80,512
                                                                                 ------
Investment income (loss) -- net                                                  (3,067)
                                                                                 ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                      8,354,624
   Options contracts written                                                     58,676
                                                                                 ------
Net realized gain (loss) on investments                                       8,413,300
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies         4,613,775
                                                                              ---------
Net gain (loss) on investments and foreign currencies                        13,027,075
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $13,024,008
                                                                            ===========

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Innovations Fund
                                                                       April 30, 2000   Oct. 31, 1999
                                                                      Six months ended    Year ended
                                                                         (Unaudited)

Operations and distributions
Investment income (loss)-- net                                         $     (3,067)     $  (60,544)
Net realized gain (loss) on investments                                   8,413,300       1,375,001
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     4,613,775       2,778,956
                                                                          ---------       ---------
Net  increase  (decrease)  in net  assets  resulting  from  operations   13,024,008       4,093,413
                                                                         ----------       ---------
Distributions to shareholders from:
   Net realized gain
      Class A                                                            (9,262,193)             --
      Class B                                                              (282,787)             --
      Class Y                                                              (280,705)             --
                                                                           --------           -----
Total distributions                                                      (9,825,685)             --
                                                                         ----------           -----
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                               80,531,444              --
   Class B shares                                                        17,687,986              --
   Class Y shares                                                             1,349              --
Reinvestment of distributions at net asset value
   Class A shares                                                         9,262,193              --
   Class B shares                                                           282,787              --
   Class Y shares                                                           280,705              --
Payments for redemptions
   Class A shares                                                       (11,961,386)             --
   Class B shares (Note 2)                                                 (349,884)             --
   Class Y shares                                                          (357,630)             --
                                                                           --------           -----
Increase (decrease) in net assets from capital share transactions        95,377,564              --
                                                                         ----------           -----
Total increase (decrease) in net assets                                  98,575,887       4,093,413
Net assets at beginning of period                                         7,880,714       3,787,301
                                                                          ---------       ---------
Net assets at end of period                                            $106,456,601      $7,880,714
                                                                       ============      ==========


See accompanying notes to financial statements.

Notes to Financial Statements

AXP Innovations Fund
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Innovations Fund (a series of AXP Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Technologies Portfolio
The Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. World Technologies Portfolio invests in technology common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2000 was 98.23%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
As of April 30, 2000, AEFC owned 200 shares of Class Y.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

AEFC has agreed to waive certain fees and to absorb certain other of the Fund's expenses until Oct. 31, 2000. Under this agreement, the Fund's total expenses will not exceed 1.35% for Class A, 2.10% for Class B, and 1.35% for Class Y of the Fund's average daily net assets. In addition, for the six months ended April 30, 2000, AEFC further voluntarily agreed to waive certain fees and expenses to 1.07% for Class A and .93% for Class Y.

Sales charges received by the Distributor for distributing Fund shares were $643,566 for Class A and $3 for Class B for the six months ended April 30, 2000.

During the six months ended April 30, 2000, the Fund's transfer agency fees were reduced by $230 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the period indicated is as follows:

                                           Six months ended April 30, 2000
                                         Class A        Class B      Class Y
Sold                                   16,138,793     3,907,593         200
Issued for reinvested distributions     1,695,431        56,694      51,383
Redeemed                               (2,387,512)      (76,728)    (71,383)
                                       ----------       -------     -------
Net increase (decrease)                15,446,712     3,887,559     (19,800)


Prior to March 27, 2000, shares of the Fund were not publicly available (AEFC owned 100% of the outstanding shares).

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2000.

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                                       Class A

                                                        2000c     1999       1998        1997b

Net asset value, beginning of period                  $11.27     $5.41      $5.27       $5.00

Income from investment operations:
Net investment income (loss)                              --      (.08)      (.07)       (.06)

Net gains (losses) (both realized and unrealized)       7.19      5.94        .21         .33

Total from investment operations                        7.19      5.86        .14         .27

Less distributions:
Distributions from realized gains                     (13.05)       --         --          --

Net asset value, end of period                         $5.41    $11.27      $5.41       $5.27

Ratios/supplemental data:
Net assets, end of period (in thousands)             $87,198    $7,435     $3,572      $3,476

Ratio of expenses to average daily net assetsd,e       1.07%f    1.11%      1.33%       1.35%f

Ratio of net investment income (loss)
to average daily net assets                            (.11%)f  (1.01%)    (1.29%)     (1.26%)f

Portfolio turnover rate
(excluding short-term securities)                        75%      113%       200%        164%

Total returng                                         71.33%   108.32%      2.68%       5.38%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date. Period from Nov. 13, 1996 to Oct. 31, 1997.
c Six months ended April 30, 2000 (Unaudited).
d AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.22%, 1.63% and 2.36% for the periods ending 1999, 1998 and 1997, respectively.
e For the period ended April 30, 2000, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
f Adjusted to an annual basis. g Total return does not reflect payment of a sales charge.

Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                      Class B                                   Class Y

                                        2000c     1999     1998     1997b          2000c     1999     1998     1997b

Net asset value, beginning of period  $11.02     $5.33    $5.23    $5.00         $11.27     $5.41    $5.27    $5.00

Income from investment operations:
Net investment income (loss)              --      (.14)    (.11)    (.09)            --      (.08)    (.07)    (.06)

Net gains (losses) (both realized
and unrealized)                         6.96      5.83      .21      .32           7.17      5.94      .21      .33

Total from investment operations        6.96      5.69      .10      .23           7.17      5.86      .14      .27

Less distributions:
Distributions from realized gains     (13.05)       --       --       --         (13.05)       --       --       --

Net asset value, end of period         $4.93    $11.02    $5.33    $5.23          $5.39    $11.27    $5.41    $5.27

Ratios/supplemental data:
Net assets, end of period
(in thousands)                       $19,258      $220     $107     $105             $1      $225     $108     $105

Ratio of expenses to average
daily net assetsd,e                    2.10%    f1.86%    2.08%    2.10%f          .93%f    1.11%    1.33%    1.35%f

Ratio of net investment income (loss)
to average daily net assets            1.98%f   (1.76%)  (2.04%)  (2.00%)f        (.85%)f  (1.01%)  (1.29%)  (1.25%)f

Portfolio turnover rate
(excluding short-term securities)        75%      113%     200%     164%            75%      113%     200%     164%

Total returng                         70.79%   106.72%    1.91%    4.62%         70.70%   108.32%    2.68%    5.38%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date. Period from Nov. 13, 1996 to Oct. 31, 1997.
c Six months ended April 30, 2000 (Unaudited).
d AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.30%, 1.97%, 2.38% and 3.11% for Class B for the periods ending 2000, 1999, 1998 and 1997, respectively and 1.12%, 1.63% and 2.36% for Class Y for the periods ending 1999, 1998 and 1997, respectively.
e For the period ended April 30, 2000, expense ratio is basd on total expenses of the Fund before reduction of earnings credits on cash balances.
f Adjusted to an annual basis.
g Total return does not reflect payment of a sales charge.

Prior to March 27, 2000, the Fund had not engaged in a broad public offering of its shares, or been subject to redemption requests. It had sold shares only to a single investor. One factor impacting the Fund's 1999 performance was the high concentration in technology investments, particularly in securities of internet and communication companies. These investments performed well and had a greater effect on the Fund's performance than similar investments made by other funds because of the high concentration, the lack of cash flows and the smaller size of the Fund. There is no assurance that the Fund's future investments will result in the same level of performance.

Financial Statements

Statement of assets and liabilities
World Technologies Portfolio

April 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $108,332,930)                                  $116,568,463
Cash in bank on demand deposit                                           74,115
Receivable for investment securities sold                               245,659
                                                                        -------
Total assets                                                        116,888,237
                                                                    -----------
Liabilities
Payable for investment securities purchased                           8,568,222
Accrued investment management services fee                                1,814
Other accrued expenses                                                    7,542
                                                                          -----
Total liabilities                                                     8,577,578
                                                                      ---------
Net assets                                                         $108,310,659
                                                                   ============

See accompanying notes to financial statements.

Statement of operations
World  Technologies  Portfolio

Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                   $     1,180
Interest                                                                         78,025
                                                                                 ------
Total income                                                                     79,205
                                                                                 ------
Expenses (Note 2):
Investment management services fee                                               59,171
Custodian fees                                                                    4,164
Audit fees                                                                        6,375
Other                                                                                 5
                                                                                      -
Total expenses                                                                   69,715
   Earnings credits on cash balances (Note 2)                                    (2,522)
                                                                                 ------
Total net expenses                                                               67,193
                                                                                 ------
Investment income (loss) -- net                                                  12,012
                                                                                 ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                             9,540,764
   Options contracts written (Note 4)                                            59,735
                                                                                 ------
Net realized gain (loss) on investments                                       9,600,499
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies         4,232,126
                                                                              ---------
Net gain (loss) on investments and foreign currencies                        13,832,625
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $13,844,637
                                                                            ===========

See accompanying notes to financial statements.

Statements of changes in net assets
World Technologies Portfolio

                                                                       April 30, 2000  Oct. 31, 1999
                                                                      Six months ended   Year ended
                                                                         (Unaudited)

Operations
Investment income (loss)-- net                                         $     12,012      $  (66,173)
Net realized gain (loss) on investments                                   9,600,499       1,571,242
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     4,232,126       3,175,172
                                                                          ---------       ---------
Net increase (decrease) in net assets resulting from operations          13,844,637       4,680,241
Net contributions (withdrawals) from partners                            85,442,848         (14,965)
                                                                         ----------         -------
Total increase (decrease) in net assets                                  99,287,485       4,665,276
Net assets at beginning of period                                         9,023,174       4,357,898
                                                                          ---------       ---------
Net assets at end of period                                            $108,310,659      $9,023,174
                                                                       ============      ==========

See accompanying notes to financial statements.

Notes to Financial Statements

World Technologies Portfolio
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Technologies Portfolio invests in common stocks of companies within the information technology sector. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of April 30, 2000, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of April 30, 2000 was $499,998 representing 0.46% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 2000, the Portfolio's custodian fees were reduced by $2,522 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $85,150,909 and $18,612,240, respectively, for the six months ended April 30, 2000. For the same period, the portfolio turnover rate was 75%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $2,775 for the six months ended April 30, 2000.

4. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written is as follows:

                                         Six months ended April 30, 2000
                                                      Calls
                                           Contracts          Premium
Balance Oct. 31, 1999                            --              $--
Opened                                           90           62,728
Exercised                                        --               --
Closed                                          (90)         (62,728)
                                                ---          -------
Balance April 30, 2000                           --              $--

See  "Summary  of   significant   accounting   policies.

Investments  in  Securities

World  Technologies  Portfolio
April 30,  2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (81.4%)
Issuer                                                         Shares         Value(a)

Aerospace & defense (1.0%)
Aeroflex                                                      28,000(b)      $1,043,000

Communications equipment & services (18.0%)
Advanced Fibre Communications                                 16,000(b)         731,000
Carrier Access                                                10,000(b)         436,250
CIENA                                                         19,500(b)       2,410,687
Com21                                                         16,000(b)         448,000
Copper Mountain Networks                                      15,000(b)       1,250,625
Corning                                                        5,000            987,500
Digital Microwave                                             17,000(b)         627,938
Fairchild Semiconductor Intl Cl A                             20,500(b)         973,750
JDS Uniphase                                                  23,000(b)       2,386,250
Motorola                                                       4,900            583,406
Netro                                                         13,500(b)         582,188
Nokia ADR Cl A                                                23,000(c)       1,308,125
Powerwave Technologies                                         5,000(b)       1,040,313
RF Micro Devices                                              10,000(b)       1,040,625
SDL                                                           20,000(b)       3,899,999
Turnstone Systems                                              7,500(b)         825,000
Total                                                                        19,531,656

Computer software & services (10.7%)
Ariba                                                         23,000(b)       1,706,312
Citrix Systems                                                12,000(b)         732,750
Commtouch Software                                            10,000(b,c)       211,250
Computer Associates Intl                                      17,000            948,813
Digital Island                                                 7,400(b)         258,075
Edwards (JD) & Co                                             40,000(b)         730,000
Internet Capital Group                                        20,000(b)         847,500
Microsoft                                                     13,400(b)         934,650
MicroStrategy                                                 10,000(b)         258,750
Mission Critical Software                                     17,000(b)         612,000
ONYX Software                                                 16,000(b)         341,000
Phone.com                                                     15,000(b)       1,260,000
S1                                                            28,000(b)       1,520,750
Siebel Systems                                                 5,000(b)         614,375
Vignette                                                      12,000(b)         578,250
Total                                                                        11,554,475

Computers & office equipment (21.4%)
Aware                                                         23,000(b)         897,000
Cisco Systems                                                 47,000(b)       3,258,422
EMC                                                           10,000(b)       1,389,375
EQUANT                                                         5,000(b,c)       390,000
Extreme Networks                                              11,200(b)         645,400
Futurelink                                                    34,000(b)         471,750
Miami Computer Supply                                         30,000(b)         627,656
Network Appliance                                             44,500          3,290,219
Redback Networks                                              15,000(b)       1,190,625
S3                                                            29,000(b)         407,813
SmartDisk                                                     10,000(b)         253,750
Solectron                                                     59,000(b)       2,761,938
VeriSign                                                      24,000(b)       3,345,000
Veritas Software                                              35,000(b)       3,754,296
Visual Networks                                               12,000(b)         468,000
Total                                                                        23,151,244

Electronics (21.8%)
Altera                                                        10,000(b)       1,022,500
Arrow Electronics                                             40,000          1,752,500
ASM Intl                                                      23,000(b,c)       793,500
Atmel                                                         12,000(b)         587,250
Celestica                                                     10,000(b,c)       545,625
Exar                                                          16,000(b)       1,282,750
Flextronics Intl                                              30,000(b,c)     2,107,500
Integrated Device Technology                                  23,000(b)       1,105,438
KLA-Tencor                                                    10,000(b)         748,750
Natl Semiconductor                                             8,500(b)         516,375
PMC-Sierra                                                    30,000(b,c)     5,756,249
Power-One                                                     10,000(b)         682,500
Quantum Effect Devices                                         8,500(b)         495,125
Siliconix                                                      5,200(b)         431,275
Taiwan Semiconductor Mfg ADR                                  30,150(b,c)     1,577,222
Teradyne                                                      23,000(b)       2,530,000
Vitesse Semiconductor                                         25,000(b)       1,701,563
Total                                                                        23,636,122

Industrial equipment & services (1.3%)
Semitool                                                      70,000(b)       1,403,281

Media (0.5%)
Univision Communications Cl A                                  5,000(b)         546,250

Miscellaneous (1.1%)
Akamai Technologies                                           10,000(b)         988,750
FirePond                                                      16,000(b)         255,000
Total                                                                         1,243,750

Utilities -- telephone (5.6%)
Allegiance Telecom                                             8,500(b)         601,375
Cable & Wireless Communications ADR                           10,000(b,c)       756,875
COLT Telecom Group ADR                                         7,500(b,c)     1,280,625
Level 3 Communications                                        24,000(b)       2,136,000
RCN                                                           10,000(b)         286,250
WinStar Communications                                        25,000(b)         996,875
Total                                                                         6,058,000

Total common stocks
(Cost: $80,135,959)                                                         $88,167,778

Preferred stock (0.5%)
Issuer                                                         Shares         Value(a)

Gorp.com
   5.15% Series B                                             97,087(d)        $499,998

Total preferred stock
(Cost: $499,998)                                                               $499,998


See accompanying notes to investments in securities.

Options purchased (1.3%)
Issuer                     Shares      Exercise      Expiration       Value(a)
                                        price           date
Calls
CIENA                      10,000        $120         July 2000        $258,750
Cisco Systems              10,000          70         July 2000          78,750
Microsoft                  10,000          70         Jan. 2002         184,375
Network Appliance          10,000          75         June 2000         103,750
SDL                        10,000         195         June 2000         288,750
Solectron                  10,000          50         July 2000          49,375
VeriSign                   10,000         170        Sept. 2000         284,375
Veritas Software           10,000         120         Aug. 2000         177,500

Total options purchased
(Cost: $1,216,900)                                                   $1,425,625

Short-term securities (24.4%)
Issuer                                      Annualized       Amount           Value(a)
                                          yield on date     payable at
                                           of purchase       maturity

U.S. government agency (1.2%)
Federal Home Loan Bank Disc Nt
   06-21-00                                    6.04%      $1,300,000         $1,287,771

Commercial paper (23.2%)
Bayer
   05-01-00                                    6.06        5,000,000(e)       4,997,475
Household Finance
   05-01-00                                    6.04        5,200,000          5,197,383
Morgan Stanley, Dean Witter, Discover & Co
   05-01-00                                    6.06       10,000,000          9,994,950
Sysco
   05-01-00                                    6.04        5,000,000(e)       4,997,483
Total                                                                        25,187,291

Total short-term securities
(Cost: $26,480,073)                                                         $26,475,062

Total investments in securities
(Cost: $108,332,930)(f)                                                    $116,568,463

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of April 30, 2000, the value of foreign securities represented 13.60% of net assets.

(d) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings as April 30, 2000, is as follows:

Security                      Acquisition date                       Cost

Gorp.com
 5.15% Series B                   02-22-00                        $499,998

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At April 30, 2000, the cost of securities for federal income tax purposes was approximately $108,333,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $9,775,000
Unrealized depreciation                                      (1,540,000)
                                                             ----------
Net unrealized appreciation                                  $8,235,000

                                                             PRSRT STD AUTO
                                                              U.S. POSTAGE
                                                                  PAID
                                                                AMERICAN
                                                                 EXPRESS

                                                              S-6396 A (6/00)

Ticker Symbol
Class A: AXIAX     Class B: INVBX     Class Y: N/A

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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